DIVERSIFIED INVESTORS VARIABLE FUNDS AND
DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS
Supplement dated December 28, 2007 to the Prospectus
dated May 1, 2007, as previously supplemented
The following supplements, amends and replaces certain information in the Prospectus:
     Effective January 1, 2008, Transamerica Fund Advisors, Inc. (“TFAI”), the investment adviser to the each of the Diversified Investors Strategic Allocation Variable Subaccounts and each underlying Portfolio in which the Diversified Investors Variable Funds Subaccounts invests, will be renamed Transamerica Asset Management, Inc. (“TAM”). Accordingly, throughout the prospectus, all references to Transamerica Fund Advisors, Inc. will be changed to Transamerica Asset Management, Inc. and all references to TFAI will be changed to TAM.
* * *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
2892 (rev. 12/07)

DIVERSIFIED INVESTORS VARIABLE FUNDS
DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS
Supplement dated December 28, 2007 to the Statement of Additional Information
dated May 1, 2007, as previously supplemented
The following supplements, amends and replaces certain information in the Statement of Additional Information:
     Effective January 1, 2008, Transamerica Fund Advisors, Inc. (“TFAI”), the investment adviser to the each of the Diversified Investors Strategic Allocation Variable Subaccounts and each underlying Portfolio in which the Diversified Investors Variable Funds Subaccounts invests, will be renamed Transamerica Asset Management, Inc. (“TAM”). Accordingly, throughout the statement of additional information, all references to Transamerica Fund Advisors, Inc. will be changed to Transamerica Asset Management, Inc. and all references to TFAI will be changed to TAM.
* * *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
2538 (rev. 12/07)